Equity (Tables)	12 Months Ended
Jun. 30, 2024
Share capital, reserves and other equity [Abstract]
Disclosure of share-based payment expense
The expense recognized for employee services received during the year and the number of options granted is shown in the following tables:

Other capital reserves

At June 30, 2022	—

Share-based payments expense during the year	14,533

At June 30, 2023	14,533

Share-based payments expense during the year	25

At June 30, 2024	14,558

Options Outstanding

At June 30, 2022	—

Granted options	49,518,732
Forfeited options	(3,800,000)

At June 30, 2023	45,718,732

Forfeited options	(4,400,022)

At June 30, 2024	41,318,710
As of June 30, 2024, the number of RSU granted is shown in the following tables:

RSUs Outstanding

At June 30, 2023	—

Granted options	1,597.076
Forfeited options	(142.74)

At June 30, 2024	1,454.336

Disclosure of earnings per share
The table below show data used in calculating basic and diluted earnings (loss) per share attributable to the equity holders of the parent:

	2024	2023	2022

Weighted average ordinary shares of Lavoro	113,602	113,602	113,602
Effects of dilution from:
Share-based payment (i)	2,066	1,605	—
Restricted stock unit plan (ii)	1,410	—	—
Number of ordinary shares adjusted for the effect of dilution	117,078	115,207	113,602

(Loss) profit for the year attributable to net investment of the parent/equity holders of the parent	(762,452)	(260,710)	78,170

Basic (loss) profit per share	(6.71)	(2.29)	0.69
Diluted (loss) profit per share	(6.71)	(2.29)	0.69
(i)Based on the numbers of shares reserved by Lavoro Limited to the Lavoro Share Plan, as explained above.
(ii)Based on the numbers of shares reserved by Lavoro Limited to the Lavoro RSU Plan, as explained above.